Assets and Liabilities Measured at Fair Value (Details) (Recurring, USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Current assets:
Cash equivalents	$ 342	$ 424
Interest rate swap arrangements (note 6)		1
Current liabilities:
Interest rate swap arrangements (note 6)		13
Long-term liabilities:
Debt (note 6)	3,783	3,626
Level 1
Current assets:
Cash equivalents	342	424
Level 2
Current assets:
Interest rate swap arrangements (note 6)		1
Current liabilities:
Interest rate swap arrangements (note 6)		13
Long-term liabilities:
Debt (note 6)	$ 3,783	$ 3,626